Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation, commissions and related benefits	$ 16,849	$ 7,197
Taxes	8,343	1,385
Accrued expenses	5,227	304
Prepayments from customers	2,203	0
Reserve for warranty expenses	1,219	1,543
Forward contracts (see note 3)	1,036	0
Royalties	894	0
Other	4,408	398
Other Liabilities, Current	$ 40,179	$ 10,827